Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
12. Property, plant and equipment

	Land and buildings	Plant and equipment	Capital works in progress	Mineral properties	Capitalized Evaluation	Total
Cost
Balance at January 1, 2018	$185,923	$1,531,640	$56,821	$4,485,599	$87,031	$6,347,014
Additions/transfers	6,203	119,712	1,646	193,550	6,202	327,313
Proceeds on pre-commercial production sales, net	—	(2,906)	—	(3,566)	—	(6,472)
Commercial production transfers (1)	387	458,976	53,858	(506,206)	—	7,015
Other movements/transfers	(240)	13,011	1,769	(200)	226	14,566
Disposals	(29)	(8,400)	—	(20)	—	(8,449)
Balance at December 31, 2018	$192,244	$2,112,033	$114,094	$4,169,157	$93,459	$6,680,987

Additions/transfers	$17,379	$85,929	$19,735	$68,794	$3,393	$195,230
IFRS 16 transition adjustment	7,555	1,734	90	—	—	9,379
Proceeds on pre-commercial production sales, net	—	—	—	(12,159)	—	(12,159)
Commercial production transfers (2)	27,070	92,791	—	(119,861)	—	—
(Impairment) reversal (note 32)	—	11,690	(15,268)	—	—	(3,578)
Write-down of assets	—	(1,979)	—	—	(16)	(1,995)
Other movements/transfers	(1,715)	33,335	(30,103)	(505)	(129)	883
Transfer to assets held for sale	—	(11,690)	—	—	—	(11,690)
Disposals	(22)	(4,455)	(737)	(2,421)	—	(7,635)
Balance at December 31, 2019	$242,511	$2,319,388	$87,811	$4,103,005	$96,707	$6,849,422

Accumulated depreciation
Balance at January 1, 2018	$(43,426)	$(786,050)	$(4,733)	$(1,285,408)	$—	$(2,119,617)
Depreciation for the year	(3,125)	(88,649)	—	(3,774)	—	(95,548)
Commercial production transfers (1)	—	(13,288)	—	—	—	(13,288)
Other movements	(1,060)	(15,485)	—	(346)	—	(16,891)
Impairment	(363)	(105,932)	—	(341,513)	—	(447,808)
Disposals	—	641	—	—	—	641
Balance at December 31, 2018	$(47,974)	$(1,008,763)	$(4,733)	$(1,631,041)	$—	$(2,692,511)

Depreciation for the year	$(10,605)	$(107,654)	$—	$(51,965)	$—	$(170,224)
Impairment reversal	—	90,825	—	9,667	—	100,492
Other movements	(206)	(1,049)	—	213	—	(1,042)
Disposals	7	2,058	—	—	—	2,065
Balance at December 31, 2019	$(58,778)	$(1,024,583)	$(4,733)	$(1,673,126)	$—	$(2,761,220)

Carrying amounts
At January 1, 2018	$142,497	$745,590	$52,088	$3,200,191	$87,031	$4,227,397
At December 31, 2018	144,270	1,103,270	109,361	2,538,116	93,459	3,988,476
Balance at December 31, 2019	$183,733	$1,294,805	$83,078	$2,429,879	$96,707	$4,088,202

(1)
Effective January 1, 2018, $506,206 of costs were transferred at Olympias from mineral properties and leases to relevant categories of property, plant and equipment upon commencement of commercial operations.

(2)
Effective March 31, 2019, $119,861 of costs were transferred at Lamaque from mineral properties and leases to relevant categories of property, plant and equipment upon commencement of commercial operations.

12. Property, plant and equipment (continued)
The amount of capitalized interest during the year ended December 31, 2019 included in property, plant and equipment was $3,848 (2018 – $36,750).
In accordance with the Company’s accounting policies each CGU is assessed for indicators of impairment, from both external and internal sources, at the end of each reporting period. If such indicators of impairment exist for any CGUs, those CGUs are tested for impairment. The recoverable amounts of the Company’s CGUs are based primarily on the net present value of future cash flows expected to be derived from the CGUs. The recoverable amount used by the Company represents each CGU’s FVLCD, a Level 3 fair value measurement, as it was determined to be higher than value in use.
Determining the estimated fair values of each CGU requires management to use judgement in determining estimates and assumptions with respect to discount rates, exchange rates, future production levels including amount of recoverable reserves, resources and exploration potential, recovery rates and concentrate grades, mining methods, operating and capital costs, long-term metal prices and income taxes. Metal pricing assumptions were based on long-term consensus forecast pricing, and the discount rates were based on the Company’s internal weighted average cost of capital, adjusted for country risk. Changes in any of the assumptions or estimates used in determining the fair values could impact the impairment analysis.
(i) Kisladag
During the quarter ended September 30, 2018, the Company completed a feasibility study for a new mill at Kisladag which showed a transition in the mine plan, shortening the estimated useful life of the leach pad to 2020. Kisladag updated their production plan for the leach pad with additional drill data and as a result, the Company assessed the recoverable amounts of leach pad costs and related plant and equipment for the Kisladag leach pad assets as at September 30, 2018 using a value-in-use approach. As at September 30, 2018, the Company recorded an impairment charge to Kisladag leach pad costs and related plant and equipment of $117,570 ($94,056, net of deferred tax). Management determined that no further impairment or indicators of reversal of impairment were identified for the Kisladag CGU as at December 31, 2018.
During the quarter ended December 31, 2019, the Company completed testwork assessing metallurgical recoveries of deeper material from the pit over an extended leach cycle. A new production plan has been developed which utilizes the leach pad for the life of the Kisladag mine and no longer requires the construction of a mill. As a result, the Company recorded an impairment reversal to the Kisladag leach pad costs and related plant and equipment of $100,492 ($80,143, net of deferred tax) as at December 31, 2019. The resulting carrying value of the Kisladag leach pad costs and related plant and equipment represents the carrying value of these assets, net of depreciation, that would have been determined had the September 30, 2018 impairment not been recognized. There was an additional impairment recorded of $15,269 ($11,910, net of deferred tax) to write-off capitalized costs relating to the mill construction project.
As a result of the updated production plan and the decision to not advance with construction of a mill, the Company assessed the recoverable amounts of the Kisladag CGU as at December 31, 2019 using a FVLCD approach. The estimated recoverable amount of the Kisladag CGU exceeded its carrying amount as at December 31, 2019.
The key assumptions used for assessing the recoverable amount are reflected in the table below. Management used judgement in determining estimates and assumptions with respect to discount rates, exchange rates, future production levels including amount of recoverable reserves, resources and exploration potential, recovery rates and grades, mining methods, operating and capital costs, long-term metal prices and income taxes. Metal pricing assumptions were based on long-term consensus forecast pricing, and the discount rates were based on the Company's internal weighted average cost of capital, adjusted for country risk.

12. Property, plant and equipment (continued)

	2019	2018
Gold price ($/oz)	$1,400	$1,250
Silver price ($/oz)	$18	$17
Discount rate	5.0%	6.5%
Average factor to convert contained mineral resource ounces outside of reserves to ounces used in value beyond proven and probable calculations	69%	32%
Fair value per contained ounce of resources and exploration potential beyond proven and probable reserves	$110	$50

(ii) Olympias
As at December 31, 2018, Management determined that continued jurisdictional risk with obtaining permits in Greece and the softening global market for the sale of concentrate indicated a potential impairment for Olympias. Using a FVLCD approach, the Company assessed the recoverable amount of the Olympias CGU as at December 31, 2018 and recorded an impairment charge to the Olympias CGU of $330,238 ($247,679, net of deferred tax).
As at December 31, 2019, Management determined that weaker-than-expected production at Olympias during 2019 and rising market rates for concentrate treatment charges indicated a potential impairment for Olympias. Using a FVLCD approach, the Company assessed the recoverable amount of the Olympias CGU at December 31, 2019. The estimated recoverable amount of the Olympias CGU exceeded its carrying amount as at December 31, 2019.
The key assumptions used for assessing the recoverable amount are reflected in the table below. Management used judgement in determining estimates and assumptions with respect to discount rates, exchange rates, future production levels including amount of recoverable reserves, resources and exploration potential, recovery rates and concentrate grades, mining methods, operating and capital costs, long-term metal prices and income taxes. Metal pricing assumptions were based on long-term consensus forecast pricing, and the discount rates were based on the Company's internal weighted average cost of capital, adjusted for country risk.

	2019	2018
Gold price ($/oz)	$1,400	$1,275 - 1,300
Silver price ($/oz)	$18	$17 - 18
Lead price ($/t)	$2,100	$2,200 - 2,300
Zinc price ($/t)	$2,400	$2,800 - 2,900
Discount rate	6.0%	7.0%
Average factor to convert contained mineral resource ounces outside of reserves to ounces used in value beyond proven and probable calculations	27%	27%
Fair value per contained ounce of resources and exploration potential beyond proven and probable reserves	$130	$100

The Olympias CGU remains sensitive to price changes of both gold and base metals. For the Olympias CGU, variables that would lead to an impairment include:
•A decrease in gold price of $100/oz.
•An increase in the discount rate of 1%
•An increase in operating costs of 10% or capital costs of 20%
Given the sensitivity of the estimated recoverable amount to a range of input factors and lack of indicators of reversal, no previous impairment charges recorded for the Olympias CGU have been reversed as at December 31, 2019.